EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Shares [Line Items]
Weighted average shares outstanding during the year	1,186,439	1,175,220	1,166,866
Dilutive effect of stock options	19,908	13,169	10,899
Weighted average shares considering dilutive effect	1,206,347	1,188,389	1,177,765
Anti-dilutive stock options not considered in computing diluted earnings per share	1,000	10,950	2,130